CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			7 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2025
General and administrative expenses	$ 139,635	$ 145,382
Other income:
Net loss	$ (139,635)	$ (145,382)
Weighted average shares outstanding, basic	1,000	1,000
Weighted average shares outstanding, diluted	1,000	1,000
Basic net loss per share of common stock (in dollar per share)	$ (139.64)	$ (145.38)
Diluted net loss per share of common stock (in dollar per share)	$ (139.64)	$ (145.38)
Mountain Lake Acquisition Corp.
General and administrative expenses	$ 389,571		$ 320,783	$ 50,736		$ 1,304,773
Loss from operations	(389,571)		(320,783)	(50,736)		(1,304,773)
Other income:
Interest earned on cash and investments held in Trust Account	2,113,587		2,339,304	493,853		9,586,719
Net loss	$ 1,724,016		$ 2,018,521	$ 443,117		$ 8,281,946
Mountain Lake Acquisition Corp. | Class A
Other income:
Weighted average shares outstanding, basic	23,805,000		23,805,000	1,785,375		23,805,000
Weighted average shares outstanding, diluted	23,805,000		23,805,000	1,785,375		23,805,000
Basic net loss per share of common stock (in dollar per share)	$ 0.06		$ 0.07	$ 0.06		$ 0.27
Diluted net loss per share of common stock (in dollar per share)	$ 0.06		$ 0.07	$ 0.05		$ 0.27
Mountain Lake Acquisition Corp. | Class B Ordinary Shares
Other income:
Weighted average shares outstanding, basic	7,187,500		7,187,500	6,182,813	[1]	7,187,500	[1]
Weighted average shares outstanding, diluted	7,187,500		7,187,500	6,720,313	[1]	7,187,500	[1]
Basic net loss per share of common stock (in dollar per share)	$ 0.06		$ 0.07	$ 0.06		$ 0.27
Diluted net loss per share of common stock (in dollar per share)	$ 0.06		$ 0.07	$ 0.05		$ 0.27

[1]	Excluded up to 984,375 shares subject to forfeiture for the period from June 14, 2024 (inception) through December 31, 2024, if the over-allotment option was not exercised in full or in part by the underwriters. On December 16, 2024, the underwriters partially exercised their over-allotment option as part of the closing of the Initial Public Offering and forfeited their option to exercise the remaining over-allotment option. As such, 359,375 Founder Shares were forfeited (Note 5).